Angel Oak Strategic Credit Fund
Consolidated Schedule of Investments
October 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 32.7%	Par	Value
ABPCI Direct Lending Fund ABS Ltd. Series 2022-2A, Class B, 4.99%, 03/01/2032 (a)	$235,202	$223,089
Black Diamond CLO Ltd. Series 2022-1A, Class E, 11.36% (3 mo. Term SOFR + 7.50%), 10/25/2035 (a)	1,500,000	1,502,720
Dryden Senior Loan Fund
Series 2017-54A, Class D, 7.25% (3 mo. Term SOFR + 3.36%), 10/19/2029 (a)	1,012,500	1,015,049
Series 2024-119A, Class D2, 9.30% (3 mo. Term SOFR + 5.40%), 04/15/2036 (a)	1,000,000	1,006,763
First Eagle Private Credit LLC Series 2016-1A, Class CR, 9.12% (3 mo. Term SOFR + 5.26%), 01/25/2032 (a)(b)	10,500,000	10,548,300
Golub Capital Partners ABS Funding Ltd.
Series 2020-1A, Class B, 4.50%, 01/22/2029 (a)	92,578	91,771
Series 2021-1A, Class B, 3.82%, 04/20/2029 (a)	228,445	224,601
Halsey Point CLO Ltd. Series 2022-6A, Class FR, 12.35% (3 mo. Term SOFR + 8.47%), 01/20/2038 (a)	250,000	240,035
Katayma CLO Ltd. Series 2023-1A, Class E, 12.02% (3 mo. Term SOFR + 8.14%), 10/20/2036 (a)	1,000,000	1,003,052
KKR CLO Trust Series 2022-43A, Class ER, 11.87% (3 mo. Term SOFR + 7.97%), 01/15/2036 (a)	750,000	753,470
Madison Park Funding Ltd. Series 2015-19A, Class ER3, 11.20% (3 mo. Term SOFR + 7.34%), 01/22/2037 (a)	1,000,000	1,008,004
Man GLG US CLO Ltd. Series 2024-1A, Class D2, 9.08% (3 mo. Term SOFR + 5.20%), 07/20/2037 (a)	1,000,000	1,008,825
Maranon Loan Funding Ltd.
Series 2025-1A, Class D2, 9.07% (3 mo. Term SOFR + 5.10%), 10/15/2037 (a)	1,775,000	1,777,962
Series 2025-1A, Class E, 10.97% (3 mo. Term SOFR + 7.00%), 10/15/2037 (a)	750,000	748,906
Monroe Capital ABS Funding Ltd. Series 2021-1A, Class B, 3.91%, 04/22/2031 (a)	301,962	296,350
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd. Series 2024-2A, Class E, 11.38% (3 mo. Term SOFR + 7.50%), 04/20/2038 (a)	1,000,000	1,013,066
OFSI Fund Ltd. Series 2025-15A, Class E, 10.38% (3 mo. Term SOFR + 6.50%), 03/31/2038 (a)	1,500,000	1,517,342
Palmer Square Loan Funding Ltd. Series 2022-3A, Class DR, 9.80% (3 mo. Term SOFR + 5.90%), 04/15/2031 (a)	1,000,000	1,008,779
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 11.70% (3 mo. Term SOFR + 7.82%), 10/20/2037 (a)	1,000,000	965,142
Series 2023-14A, Class ER, 9.88% (3 mo. Term SOFR + 6.00%), 07/20/2038 (a)	2,000,000	2,028,556
Sycamore Tree CLO Ltd. Series 2023-2A, Class ER, 11.56% (3 mo. Term SOFR + 7.68%), 01/20/2037 (a)	1,000,000	1,008,023
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $29,022,943)		28,989,805

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 29.3%	Par	Value
American Home Mortgage Assets LLC Series 2006-6, Class XP, 0.04%, 12/25/2046 (c)(d)	680,834	5,404
Banc of America Alternative Loan Trust
Series 2006-5, Class CBIO, 6.00%, 06/25/2046 (c)	647,368	152,771
Series 2006-6, Class CBIO, 6.00%, 07/25/2046 (c)	1,200,983	282,940
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.88% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	400,000	427,072
Series 2024-1, Class B1, 9.73% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	650,000	672,058
Colony American Finance Ltd. Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	770,000	692,024
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-29, Class 1X, 0.06%, 02/25/2035 (c)(d)	773,954	8
Credit Suisse Mortgage Capital Certificates
Series 2017-RPL1, Class B4, 2.97%, 07/25/2057 (a)(d)	1,412,586	454,808
Series 2022-ATH1, Class B2, 4.63%, 01/25/2067 (a)(d)	2,000,000	1,765,020
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR2, Class X2, 0.01%, 11/19/2044 (c)(d)	263,370	256
Ellington Financial Mortgage Trust
Series 2024-NQM1, Class B3, 7.55%, 11/25/2069 (a)(d)	1,000,000	955,045
Series 2025-NQM1, Class B2, 7.44%, 01/25/2070 (a)(d)	500,000	503,123
Series 2025-NQM1, Class B3, 7.44%, 01/25/2070 (a)(d)	500,000	471,385
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class B2, 6.69%, 09/27/2060 (a)(d)	2,975,000	3,023,338
Home Partners of America Trust Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	383,798	375,843
JP Morgan Mortgage Trust
Series 2021-11, Class AX1, 0.22%, 01/25/2052 (a)(c)(d)	71,796,128	766,854
Series 2022-6, Class B5, 3.28%, 11/25/2052 (a)(d)	1,265,000	630,489
Series 2023-6, Class B4, 6.15%, 12/26/2053 (a)(d)	515,106	438,424
Series 2024-8, Class B5, 7.00%, 01/25/2055 (a)(d)	804,000	684,628
Series 2024-8, Class B6, 6.66%, 01/25/2055 (a)(d)	1,606,867	1,071,862
JPMorgan Chase Bank NA
Series 2020-CL1, Class M5, 9.71% (1 mo. Term SOFR + 5.71%), 10/25/2057 (a)	112,843	117,341
Series 2021-CL1, Class B, 11.08% (30 day avg SOFR US + 6.90%), 03/25/2051 (a)	74,979	72,303
Series 2021-CL1, Class M5, 8.03% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	39,320	35,884
L Street Securities Series 2015-WF1, Class 1M2, 9.55% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	8,864	8,976
Point Securitization Trust Series 2025-2, Class B1, 7.00%, 09/25/2055 (a)(e)	1,500,000	1,300,714
Radnor RE Ltd. Series 2024-1, Class B1, 9.33% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	1,100,000	1,144,368
RALI Trust
Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036 (c)(d)	3,966,165	114,456
Series 2007-QS11, Class AV, 0.25%, 10/25/2037 (c)(d)	11,050,935	102,111
Rithm Capital Corp. Series 2015-1A, Class B6, 5.19%, 05/28/2052 (a)(d)	1,236,597	969,368
Selene Loan Trust, 11.19%, 03/14/2054 (d)	5,970,367	6,350,835
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class X, 0.90%, 08/25/2036 (c)	7,202,579	242,597
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.68% (30 day avg SOFR US + 8.50%), 07/25/2059 (a)	400,000	396,988
Series 2021-CL2, Class M3, 8.28% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	1,268,044	1,341,790
Series 2021-CL2, Class M5, 10.68% (30 day avg SOFR US + 6.50%), 07/25/2059 (a)	369,721	360,392
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $25,777,419)		25,931,475

ASSET-BACKED SECURITIES - 21.0%	Par	Value
Automobile - 6.4%
AgoraCapital Auto Securities Trust, Series 2025-1A, Class C, 10.17%, 11/25/2032 (a)	500,000	512,177
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	500,000	535,548
CAL Receivables LLC, Series 2022-1, Class B, 8.58% (30 day avg SOFR US + 4.35%), 10/15/2026 (a)	176,364	176,805
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	267,872	259,800
CPS Auto Trust
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	300,000	311,255
Series 2025-D, Class E, 7.69%, 05/16/2033 (a)	500,000	506,941
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	500,000	485,208
FHF Trust, Series 2025-1A, Class D, 5.95%, 06/15/2032 (a)	300,000	283,183
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031 (a)	200,000	185,676
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.43% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	242,227	247,426
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028 (a)	107,974	108,055
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	500,000	504,616
Research-Driven Pagaya Motor Asset Trust
Series 2021-2A, Class A, 2.65%, 03/25/2030 (a)	89,212	87,603
Series 2025-3A, Class E, 11.09%, 02/27/2034 (a)	500,000	500,113
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	142,345	144,857
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	574,198	576,482
US Auto Funding Trust, Series 2022-1A, Class D, 9.14%, 07/15/2027 (a)	1,450,000	14
Veros Automobile Receivables Trust, Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	250,000	259,399
		5,685,158

Consumer - 13.4%
ACHV ABS Trust Series 2024-3AL, Class E, 7.00%, 12/26/2031 (a)	486,050	483,911
Affirm, Inc.
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	201,227
Series 2025-X1, Class CERT, 0.00%, 04/15/2030 (a)	10,100	547,082
Aqua Finance Trust Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	300,000	277,486
GreenSky LLC Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	445,621	462,171
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.00%, 01/15/2027 (a)	3,000,000	1,305
LendingClub Receivables Trust Series 2019-3, Class R1, 0.00%, 12/15/2025 (a)	5,200,000	1,259
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	74,338	73,557
Series 2022-A, Class E, 7.02%, 06/15/2029 (a)	100,000	1
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	1,000,000	1,013,595
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	1,000,000	1,018,621
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	500,000	509,623
Momnt Technologies Trust Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	500,000	515,380
Oportun Financial Corp. Series 2025-D, Class E, 10.82%, 02/08/2033 (a)	200,000	198,755
Pagaya AI Debt Selection Trust
Series 2020-2, Class CERT, 0.00%, 12/15/2027 (a)(c)(d)	4,000,000	3,451
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	21,848	21,672
Series 2021-3, Class C, 3.27%, 05/15/2029 (a)	33,808	33,300
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	320,728	321,060
Series 2024-11, Class F, 12.00%, 07/15/2032 (a)	249,971	231,493
Series 2024-6, Class D, 11.35%, 11/15/2031 (a)	300,987	308,697
Series 2025-1, Class F, 12.00%, 07/15/2032 (a)	249,979	244,858
Series 2025-5, Class E, 9.70%, 03/15/2033 (a)	500,000	505,895
Series 2025-5, Class F, 12.00%, 03/15/2033 (a)	200,000	190,934
Series 2025-6, Class E, 8.48%, 04/15/2033 (a)	1,000,000	995,476
Series 2025-6, Class F2, 12.00%, 04/15/2033 (a)	250,000	239,454
Powerpay Securitization Funding LLC Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	200,000	207,690
Prosper Marketplace Issuance Trust Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	515,883
Purchasing Power Funding Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	202,616
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	195,882
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	259,542
Sunbit Asset Securitization Trust Series 2025-1, Class D, 7.92%, 07/15/2030 (a)	250,000	254,029
Upgrade Master Pass-Thru Trust Series 2021-PT2, Class A, 18.26%, 05/15/2027 (a)(d)	29,876	29,082
Upgrade Receivables Trust Series 2024-1A, Class D, 8.90%, 02/18/2031 (a)	500,000	510,063
Upstart Pass-Through Trust Series
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027 (a)	2,850,000	148,087
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 (a)	200,000	39,409
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030 (a)	100,000	27,097
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	355,375	352,817
Series 2022-1, Class C, 5.71%, 03/20/2032 (a)	200,000	123,347
Series 2022-2, Class C, 8.43%, 05/20/2032 (a)	294,863	262,702
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	393,313	401,624
		11,930,133

Equipment - 0.8%
Octane Receivables Trust
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	200,000	204,887
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	500,000	502,727
		707,614

Solar - 0.4%
GoodLeap Sustainable Home Solutions Trust Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	500,000	320,176
Mosaic Solar Loans LLC Series 2019-1A, Class B, 0.00%, 12/21/2043 (a)(f)	867	822
		320,998
TOTAL ASSET-BACKED SECURITIES (Cost $20,707,801)		18,643,903

CORPORATE OBLIGATIONS - 9.9%	Par	Value
Basic Materials - 1.1%
Consolidated Energy Finance SA, 5.63%, 10/15/2028 (a)	500,000	342,040
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	500,000	499,850
Mercer International, Inc., 5.13%, 02/01/2029	235,000	152,184
		994,074

Communications - 1.0%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	500,000	498,559
Gray Media, Inc., 5.38%, 11/15/2031 (a)	600,000	417,229
		915,788

Consumer, Cyclical - 0.2%
Saks Global Enterprises LLC
11.00%, 12/15/2029 (a)	125,000	55,000
11.00%, 12/15/2029 (a)	62,500	14,531
SGUS LLC, 11.00%, 12/15/2029 (a)	80,682	69,993
		139,524

Consumer, Non-cyclical - 1.7%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	250,000	269,642
Hertz Corp., 12.63%, 07/15/2029 (a)	250,000	247,743
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	500,000	512,190
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	500,000	485,167
		1,514,742

Diversified - 0.3%
Stena International SA, 7.25%, 01/15/2031 (a)	300,000	307,175

Energy - 1.4%
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	318,000	336,118
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	380,000	399,854
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	500,000	467,813
		1,203,785

Financial - 2.8%
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	150,000	157,597
8.38%, 04/01/2032 (a)	500,000	521,795
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	500,000	515,395
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	250,000	246,529
OceanFirst Financial Corp., 6.38% to 11/15/2030 then 3 mo. Term SOFR + 3.08%, 11/15/2035	250,000	251,645
PHH Corp., 9.88%, 11/01/2029 (a)	500,000	502,431
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	300,000	281,064
		2,476,456

Industrial - 1.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	500,000	504,996
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	450,000	435,975
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	250,000	261,082
		1,202,053
TOTAL CORPORATE OBLIGATIONS (Cost $8,729,688)		8,753,597

EXCHANGE TRADED FUNDS - 3.2%	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	75,100	2,822,258
TOTAL EXCHANGE TRADED FUNDS (Cost $2,794,998)		2,822,258

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%	Par	Value
GS Mortgage Securities Corp. Series 2018-TWR, Class G, 8.25% (1 mo. Term SOFR + 4.22%), 07/15/2031 (a)(g)	$311,000	15,951
HTL Commercial Mortgage Trust Series 2024-T53, Class F, 11.93%, 05/10/2039 (a)(d)	500,000	518,143
LBA Trust Series 2024-BOLT, Class F, 8.47% (1 mo. Term SOFR + 4.44%), 06/15/2039 (a)	300,000	301,381
Morgan Stanley Capital I, Inc. Series 2014-150E, Class B, 4.26%, 09/09/2032 (a)	123,000	89,786
X-Caliber Funding LLC, 0.00%, 03/06/2026 (a)(h)	209,401	200,894
X-Caliber Funding LLC Series 2021-9, Class B1, 12.25% (1 mo. Term SOFR + 8.12%), 04/06/2026 (a)(g)	50,000	4
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,449,281)		1,126,159

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.1%	Par	Value
Government National Mortgage Association Series 2025-63, Class QI, 6.00%, 04/20/2055 (c)	1,635,896	131,572
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $186,599)		131,572

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.1%	Par	Value
Federal Home Loan Mortgage Corp. Series 2017-KF41, Class B, 6.92% (30 day avg SOFR US + 2.61%), 11/25/2025 (a)	129,217	128,986
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $129,217)		128,986

SHORT-TERM INVESTMENTS - 9.5%	Shares	Value
Money Market Funds – 9.5% First American Government Obligations Fund - Class U, 4.05% (i)	8,387,206	8,387,206
TOTAL SHORT-TERM INVESTMENTS (Cost $8,387,206)		8,387,206

TOTAL INVESTMENTS - 107.1% (Cost $97,185,152)		94,914,961
Liabilities in Excess of Other Assets - (7.1)%		(6,270,705)
TOTAL NET ASSETS - 100.0%		$88,644,256

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $75,415,991 or 85.1% of the Fund’s net assets.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2025, the value of securities pledged amounted to $8,036,800.
(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(e)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(f)	Principal only security.
(g)	Issuer is currently in default and not accruing income.
(h)	Zero coupon bonds make no periodic interest payments.
(i)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Open Futures Contracts
October 31, 2025 (Unaudited)
Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	195	12/19/2025	$21,971,016	$(35,838)
U.S. Treasury Long Bonds	12	12/19/2025	1,407,750	39,614
Net Unrealized Appreciation (Depreciation)		$–	$–	$3,776

The average monthly notional value of long futures during the period ended October 31, 2025, was $22,952,018.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Open Reverse Repurchase Agreements
October 31, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	4.79%	10/16/2025	01/15/2026	$6,893,530	$6,811,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Strategic Credit Fund
Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection (a)
October 31, 2025 (Unaudited)

Reference Obligation	Implied Credit Spread at 10/31/25 (b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount (c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG (d)	0.52%	1.000%	Quarterly	12/20/2030	Wells Fargo Securities, LLC	$40,000,000	($931,828)	($886,982)	($44,846)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange. The average monthly notional value of long swaps during the period ended October 31, 2025, was $34,000,000.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, and corporate obligations are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$–	$28,989,805	$–	$28,989,805
Residential Mortgage-Backed Securities	–	25,931,475	–	25,931,475
Asset-Backed Securities	–	18,643,903	–	18,643,903
Corporate Obligations	–	8,753,597	–	8,753,597
Exchange Traded Funds	2,822,258	–	–	2,822,258
Commercial Mortgage-Backed Securities	–	1,126,159	–	1,126,159
Residential Mortgage-Backed Securities – U.S. Government Agency	–	131,572	–	131,572
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	128,986	–	128,986
Short-Term Investments	8,387,206	–	–	8,387,206
Total	$11,209,464	$83,705,497	$–	$94,914,961
Other Financial Instruments Assets
Futures Contracts*	$39,614	$–	$–	$39,614
Liabilities
Futures Contracts*	(35,838)	–	–	(35,838)
Reverse Repurchase Agreements	–	(6,811,000)	–	(6,811,000)
Swaps*	–	(44,846)	–	(44,846)
Total	$3,776	$(6,855,846)	$–	$(6,852,070)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps – Buy Protection.

See the Consolidated Schedule of Investments for further disaggregation of investment categories.